Intangible Asset - Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
- Amortization of intangible assets	$ 1,052,000	$ 998,000	$ 445,000	$ 183,000
Impairment	$ 0